ASSET ACQUISTION (Tables)	3 Months Ended
Sep. 30, 2021
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF ASSET ACQUISITION

	As of September 30, 2021
	Value ($)	Useful Life (Years)
Intangible Assets
Customer Relationships	$250,000	3
Technology	250,000	3
Less: Accumulated Amortization	(20,833)
Intangible Assets, net	$479,167

Goodwill	$250,000	N/A